Schedule of Investments (unaudited)	iShares® USD Bond Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.1%
Bank, Series 2017, Class A5, 3.44%, 09/15/60	$40	$36,985
COMM Mortgage Trust, 2.87%, 08/15/57	50	45,217
GS Mortgage Securities Trust, 2.91%, 02/13/53 (Call 01/13/30)	75	64,269
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A4, 3.72%, 07/15/50	25	23,684
Wells Fargo Commercial Mortgage Trust, 3.79%, 12/15/49	10	9,425
		179,580
Total Collaterized Mortgage Obligations — 1.1%
(Cost: $213,379)		179,580

Corporate Bonds & Notes

Advertising — 0.0%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)	3	2,348
Interpublic Group of Companies Inc. (The), 3.38%, 03/01/41 (Call 09/01/40)	5	3,543
		5,891
Aerospace & Defense — 0.9%
Boeing Co. (The)
1.95%, 02/01/24	20	19,242
4.88%, 05/01/25 (Call 04/01/25)	20	19,815
5.15%, 05/01/30 (Call 02/01/30)	15	14,634
5.93%, 05/01/60 (Call 11/01/59)	20	18,563
Bombardier Inc., 7.88%, 04/15/27 (Call 01/03/23)(a)	3	2,951
General Dynamics Corp., 3.25%, 04/01/25 (Call 03/01/25)	10	9,721
L3Harris Technologies Inc. 4.40%, 06/15/28 (Call 03/15/28)	15	14,499
Northrop Grumman Corp., 4.75%, 06/01/43	5	4,700
Raytheon Technologies Corp.
3.95%, 08/16/25 (Call 06/16/25)	10	9,834
4.88%, 10/15/40	20	18,880
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)	5	4,757
Spirit AeroSystems Inc., 7.50%, 04/15/25 (Call 01/03/23)(a)	5	4,946
TransDigm Inc., 6.25%, 03/15/26 (Call 01/03/23)(a)	5	4,976
		147,518
Agriculture — 0.8%
Altria Group Inc.
3.40%, 05/06/30 (Call 02/06/30)	5	4,295
5.38%, 01/31/44	15	13,069
5.80%, 02/14/39 (Call 08/14/38)	15	13,906
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)	20	19,289
3.56%, 08/15/27 (Call 05/15/27)	15	13,682
4.91%, 04/02/30 (Call 01/02/30)	5	4,616
Philip Morris International Inc.
3.25%, 11/10/24	10	9,663
3.38%, 08/15/29 (Call 05/15/29)	5	4,488
5.00%, 11/17/25	10	9,993
6.38%, 05/16/38	15	15,572
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	10	9,820
5.70%, 08/15/35 (Call 02/15/35)	5	4,616
5.85%, 08/15/45 (Call 02/15/45)	15	13,117
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	2	1,737
10.50%, 11/01/26 (Call 01/03/23)(a)	2	2,005
		139,868
Security	Par (000)	Value

Airlines — 0.1%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	$5	$4,575
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	3	2,626
American Airlines Inc., 11.75%, 07/15/25(a)	3	3,332
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)(b)	5	5,165
		15,698
Auto Manufacturers — 1.0%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	2	1,890
Ford Motor Co., 5.29%, 12/08/46 (Call 06/08/46)	2	1,580
General Motors Financial Co. Inc.
1.05%, 03/08/24	10	9,460
2.90%, 02/26/25 (Call 01/26/25)	20	18,898
6.05%, 10/10/25	30	30,262
Honda Motor Co. Ltd., 2.27%, 03/10/25 (Call 02/10/25)	30	28,482
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27 (Call 07/01/27)(a)(b)	5	3,820
PACCAR Financial Corp., 4.95%, 10/03/25	15	15,114
Toyota Motor Credit Corp.
1.45%, 01/13/25	20	18,775
3.00%, 04/01/25	10	9,637
3.95%, 06/30/25	10	9,828
5.40%, 11/10/25	25	25,422
		173,168
Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 02/18/23)	20	18,811

Banks — 11.0%
Bank of America Corp.
1.84%, 02/04/25 (Call 02/04/24), (1 day SOFR + 0.670%)(c)	45	42,975
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(c)	20	19,127
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(c)	10	9,289
4.20%, 08/26/24	60	59,159
5.13%, (Call 06/20/24)(c)	70	66,143
Series L, 3.95%, 04/21/25	10	9,773
Bank of Montreal
1.50%, 01/10/25	15	13,984
2.15%, 03/08/24	10	9,663
3.70%, 06/07/25	15	14,616
Bank of New York Mellon Corp., Series F, 4.63%, (Call 09/20/26)(c)	20	17,283
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)	15	14,139
3.35%, 04/25/25 (Call 03/25/25)	20	19,382
Bank of Nova Scotia (The)
0.65%, 07/31/24	20	18,603
3.45%, 04/11/25	40	38,703
Canadian Imperial Bank of Commerce
1.00%, 10/18/24	10	9,305
3.45%, 04/07/27	35	32,967
3.95%, 08/04/25	40	38,911
Citigroup Inc.
4.14%, 05/24/25 (Call 05/24/24), (1 day SOFR + 1.372%)(c)	5	4,907
4.40%, 06/10/25	80	78,678
Fifth Third Bancorp., 4.77%, 07/28/30 (Call 07/28/29)(c)	30	28,452
Goldman Sachs Group Inc. (The)
1.76%, 01/24/25 (Call 01/24/24), (1 day SOFR + 0.730%)(c)	100	95,321
3.00%, 03/15/24	20	19,483
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(c)	35	33,695

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)

(HSBC Holdings PLC, 0.98%, 05/24/25 (Call 05/24/24), 1 day SOFR + 0.708%)(c)	$200	$183,979
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31)(c)	10	7,241
4.44%, 08/04/28 (Call 08/04/27)(c)	25	23,741
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)	10	9,661
JPMorgan Chase & Co.
1.95%, 02/04/32 (Call 02/04/31), (1 day SOFR + 1.065%)(c)	45	35,003
2.30%, 10/15/25 (Call 10/15/24), (1 day SOFR + 1.160%)(c)	25	23,593
3.85%, 06/14/25 (Call 06/14/24)(c)	10	9,819
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(c)	110	108,677
Series HH, 4.60%, (Call 02/01/25)(c)	25	22,188
Series II, 4.00%, (Call 04/01/25)(c)	25	20,771
Mitsubishi UFJ Financial Group Inc.
3.41%, 03/07/24	70	68,550
3.78%, 03/02/25	30	29,245
Morgan Stanley
1.16%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.560%)(c)	120	109,768
3.62%, 04/17/25 (Call 04/17/24), (1 day SOFR + 1.160%)(c)	10	9,746
4.00%, 07/23/25	10	9,795
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	10	9,518
5.67%, 10/28/25 (Call 10/28/24)(c)	35	35,277
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)	10	8,509
Royal Bank of Canada
2.25%, 11/01/24	20	19,045
3.38%, 04/14/25	20	19,364
Toronto-Dominion Bank (The)
0.70%, 09/10/24	20	18,559
1.45%, 01/10/25	55	51,181
3.77%, 06/06/25	5	4,865
Truist Financial Corp., 4.00%, 05/01/25 (Call 03/01/25)	50	49,082
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	20	18,567
3.38%, 02/05/24 (Call 01/05/24)	40	39,362
5.30%, (Call 04/15/27)(c)	20	17,092
Wells Fargo & Co.
2.41%, 10/30/25 (Call 10/30/24), (1 day SOFR + 1.087%)(c)	100	94,242
2.88%, 10/30/30 (Call 10/30/29), (3 mo. SOFR + 1.432%)(c)	15	12,900
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(c)	20	18,617
3.75%, 01/24/24 (Call 12/22/23)	40	39,447
5.90%, (Call 06/15/24)(c)	25	22,938
Westpac Banking Corp., 1.02%, 11/18/24	10	9,289
		1,854,189
Beverages — 0.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	15	14,392
Anheuser-Busch InBev Worldwide Inc., 8.20%, 01/15/39	5	6,300
Constellation Brands Inc., 3.60%, 05/09/24	10	9,803
Keurig Dr Pepper Inc., 4.42%, 05/25/25 (Call 03/25/25)	6	6,000
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	20	19,077
2.63%, 10/21/41 (Call 04/21/41)	5	3,786
		59,358
Biotechnology — 0.8%
Amgen Inc.
3.13%, 05/01/25 (Call 02/01/25)	10	9,667
4.40%, 05/01/45 (Call 11/01/44)	10	8,643
Security	Par (000)	Value

Biotechnology (continued)
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	$20	$16,499
4.05%, 09/15/25 (Call 06/15/25)	10	9,748
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)	5	4,336
Gilead Sciences Inc.
3.70%, 04/01/24 (Call 01/01/24)	10	9,838
4.80%, 04/01/44 (Call 10/01/43)	25	23,492
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	5	4,202
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	20	15,714
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	35	31,372
3.35%, 09/02/51 (Call 03/02/51)	10	6,441
		139,952
Building Materials — 0.1%
Builders FirstSource Inc., 6.38%, 06/15/32 (Call 06/15/27)(a)	2	1,848
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	7	6,603
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	20	15,547
		23,998
Chemicals — 0.7%
Celanese U.S. Holdings LLC, 5.90%, 07/05/24	10	9,939
Dow Chemical Co. (The), 5.55%, 11/30/48 (Call 05/30/48)	10	9,453
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	15	14,880
5.32%, 11/15/38 (Call 05/15/38)	10	9,713
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)	3	2,400
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	15	13,598
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	10	8,406
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)	20	17,798
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	10	7,903
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 01/03/23)(a)	3	2,730
Sherwin-Williams Co. (The), 4.05%, 08/08/24	20	19,686
		116,506
Commercial Services — 0.5%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)	5	4,364
4.88%, 07/15/32(a)(b)	2	1,730
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)	2	1,860
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	10	9,953
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	3	2,483
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	15	11,613
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	3	2,639
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 12/16/22)(a)	3	2,970
Prime Security Services Borrower LLC/Prime Finance Inc., 5.75%, 04/15/26(a)	5	4,950
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	30	24,937
Sabre GLBL Inc., 7.38%, 09/01/25 (Call 01/03/23)(a)	5	4,763
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)	2	1,918
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	15	14,608
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)	2	1,633
		90,421
Computers — 1.4%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	20	18,066
2.40%, 08/20/50 (Call 02/20/50)	15	9,949
2.75%, 01/13/25 (Call 11/13/24)	40	38,688

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)	$10	$8,811
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	3	2,460
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	15	14,983
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)	15	12,934
6.00%, 09/15/41	10	9,752
International Business Machines Corp., 3.00%, 05/15/24	100	97,506
Leidos Inc.
3.63%, 05/15/25 (Call 04/15/25)	10	9,638
4.38%, 05/15/30 (Call 02/15/30)	20	18,243
		241,030
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co., 3.10%, 08/15/25	15	14,576
Coty Inc., 5.00%, 04/15/26 (Call 04/15/23)(a)	2	1,918
		16,494
Diversified Financial Services — 2.2%
Air Lease Corp., 3.38%, 07/01/25 (Call 06/01/25)	10	9,437
Ally Financial Inc., 3.88%, 05/21/24 (Call 04/21/24)	10	9,729
American Express Co.
2.25%, 03/04/25 (Call 02/01/25)	60	56,680
3.38%, 05/03/24	30	29,409
3.55%, (Call 09/15/26)(c)	20	15,900
Ameriprise Financial Inc., 3.00%, 04/02/25 (Call 03/02/25)	10	9,603
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	35	34,382
Capital One Financial Corp.
3.75%, 03/09/27 (Call 02/09/27)	20	18,858
4.25%, 04/30/25 (Call 03/31/25)	50	48,964
Charles Schwab Corp. (The), 3.63%, 04/01/25 (Call 01/01/25)	10	9,771
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)	4	2,338
3.63%, 10/01/31 (Call 10/01/26)(a)	2	1,080
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	50	46,979
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	3	2,917
goeasy Ltd., 5.38%, 12/01/24 (Call 01/03/23)(a)	2	1,895
Mastercard Inc., 2.00%, 03/03/25 (Call 02/03/25)	10	9,499
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	3	2,339
5.75%, 11/15/31 (Call 11/15/26)(a)	2	1,599
OneMain Finance Corp., 7.13%, 03/15/26	6	5,813
PennyMac Financial Services Inc., 5.75%, 09/15/31 (Call 09/15/26)(a)	2	1,599
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	20	19,004
Raymond James Financial Inc., 4.95%, 07/15/46	15	13,613
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 3.88%, 03/01/31 (Call 03/01/26)(a)	5	3,868
Synchrony Financial, 4.25%, 08/15/24 (Call 05/15/24)	10	9,754
		365,030
Electric — 3.6%
Avangrid Inc.
3.20%, 04/15/25 (Call 03/15/25)	20	19,108
3.80%, 06/01/29 (Call 03/01/29)	15	13,725
Berkshire Hathaway Energy Co., 4.05%, 04/15/25 (Call 03/15/25)	10	9,904
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	15	12,677
Consolidated Edison Co. of New York Inc., 3.60%, 06/15/61 (Call 12/15/60)	20	14,691
Security	Par (000)	Value

Electric (continued)
Dominion Energy Inc.
4.35%, (Call 01/15/27)(c)	$15	$12,563
Series A, 3.30%, 03/15/25 (Call 02/15/25)	10	9,614
Series B, 4.65%, (Call 12/15/24)(c)	20	17,151
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	10	8,681
DTE Energy Co., 4.22%, 11/01/24(d)	30	29,539
Duke Energy Carolinas LLC
2.85%, 03/15/32 (Call 12/15/31)	20	17,142
3.20%, 08/15/49 (Call 02/15/49)	20	14,327
Duke Energy Corp.
3.15%, 08/15/27 (Call 05/15/27)	20	18,549
3.75%, 09/01/46 (Call 03/01/46)	10	7,462
Edison International, 4.70%, 08/15/25	15	14,666
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	15	11,880
Enerflex Ltd., 9.00%, 10/15/27	2	1,976
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	10	8,914
1.90%, 06/15/28 (Call 04/15/28)	10	8,476
Entergy Louisiana LLC, 4.00%, 03/15/33 (Call 12/15/32)	20	18,189
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	20	18,969
2.90%, 09/15/29 (Call 06/15/29)	15	12,949
Eversource Energy, Series Q, 0.80%, 08/15/25 (Call 07/15/25)	20	17,833
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	15	14,693
4.05%, 04/15/30 (Call 01/15/30)	30	28,303
FirstEnergy Corp., Series C, 3.40%, 03/01/50 (Call 09/01/49)	3	1,998
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	30	25,171
3.95%, 03/01/48 (Call 09/01/47)	10	8,392
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	20	18,624
Kentucky Utilities Co., 3.30%, 06/01/50 (Call 12/01/49).	10	7,133
National Rural Utilities Cooperative Finance Corp., 5.45%, 10/30/25	15	15,220
NextEra Energy Capital Holdings Inc.
4.26%, 09/01/24	10	9,870
4.45%, 06/20/25	25	24,843
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/23)	3	2,873
Oncor Electric Delivery Co. LLC, 3.10%, 09/15/49 (Call 03/15/49)	10	7,149
Pacific Gas and Electric Co., 4.95%, 06/08/25	10	9,814
PG&E Corp., 5.00%, 07/01/28 (Call 07/01/23)(b)	5	4,613
Public Service Co. of Colorado, 1.88%, 06/15/31 (Call 12/15/30)	10	8,010
Public Service Enterprise Group Inc., 0.84%, 11/08/23 (Call 01/03/23)	10	9,591
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	10	8,018
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	10	6,956
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	10	9,285
3.40%, 02/01/28 (Call 11/01/27)	15	13,875
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	10	9,497
4.40%, 07/01/46 (Call 01/01/46)	20	16,807
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	10	9,458
Union Electric Co., 2.63%, 03/15/51 (Call 09/15/50)	10	6,312
Vistra Operations Co. LLC, 5.63%, 02/15/27 (Call 12/12/22)(a)	2	1,935
Wisconsin Public Service Corp., 5.35%, 11/10/25	10	10,131
		607,556

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment — 0.0%
Energizer Holdings Inc., 4.38%, 03/31/29 (Call 09/30/23)(a)	$5	$4,254

Electronics — 0.2%
Honeywell International Inc., 1.35%, 06/01/25 (Call 05/01/25)	20	18,541
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	15	12,809
2.38%, 08/09/28 (Call 06/09/28)	5	4,095
		35,445
Energy - Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 01/03/23)(a)	5	4,767

Engineering & Construction — 0.0%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	5	4,864

Entertainment — 0.0%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)	4	2,279
Live Nation Entertainment Inc., 6.50%, 05/15/27 (Call 05/15/23)(a)	5	5,010
		7,289
Environmental Control — 0.1%
GFL Environmental Inc., 3.50%, 09/01/28 (Call 03/01/28)(a)	5	4,447
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	5	4,776
		9,223
Food — 1.0%
B&G Foods Inc., 5.25%, 09/15/27 (Call 01/03/23)	4	3,218
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	10	9,798
4.15%, 03/15/28 (Call 12/15/27)	20	19,336
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	20	19,802
4.85%, 11/01/28 (Call 08/01/28)	5	4,883
5.30%, 11/01/38 (Call 05/01/38)	15	14,279
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	10	9,838
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	15	14,120
McCormick & Co. Inc./MD, 0.90%, 02/15/26 (Call 01/15/26)	10	8,789
Sysco Corp.
3.75%, 10/01/25 (Call 07/01/25)	10	9,692
5.95%, 04/01/30 (Call 01/01/30)	30	31,370
6.60%, 04/01/50 (Call 10/01/49)	5	5,578
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	5	4,912
Walmart Inc., 3.90%, 09/09/25	15	14,813
		170,428
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27 (Call 02/20/27)	5	4,770
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	10	7,929
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	20	18,034
4.38%, 05/15/47 (Call 11/15/46)	20	16,747
		47,480
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 02/24/25 (Call 02/24/23)	10	9,494

Health Care - Products — 0.7%
Abbott Laboratories, 2.95%, 03/15/25 (Call 12/15/24)	5	4,847
Baxter International Inc., 1.32%, 11/29/24(b)	10	9,301
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	15	12,432
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	10	9,655
Security	Par (000)	Value

Health Care - Products (continued)
PerkinElmer Inc.
2.25%, 09/15/31 (Call 06/15/31)	$5	$3,920
3.30%, 09/15/29 (Call 06/15/29)	15	13,095
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	25	19,584
Thermo Fisher Scientific Inc., 1.22%, 10/18/24 (Call 01/03/23)	10	9,357
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	15	12,231
3.55%, 04/01/25 (Call 01/01/25)	15	14,499
		108,921
Health Care - Services — 1.1%
Centene Corp., 4.63%, 12/15/29 (Call 12/15/24)	30	27,895
DaVita Inc., 4.63%, 06/01/30 (Call 06/01/25)(a)	4	3,238
Elevance Health Inc.
2.38%, 01/15/25 (Call 12/15/24)	5	4,765
5.35%, 10/15/25	10	10,140
HCA Inc.
5.00%, 03/15/24	10	9,960
5.38%, 02/01/25	5	4,992
5.88%, 02/15/26 (Call 08/15/25)	30	30,244
5.88%, 02/01/29 (Call 08/01/28)	20	20,135
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)	5	4,632
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	40	38,806
UnitedHealth Group Inc.
3.75%, 07/15/25	10	9,819
5.00%, 10/15/24	20	20,111
		184,737
Holding Companies - Diversified — 0.9%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	10	8,527
3.88%, 01/15/26 (Call 12/15/25)	30	27,587
4.20%, 06/10/24 (Call 05/10/24)	25	24,235
Blackstone Private Credit Fund, 1.75%, 09/15/24	30	27,840
Blackstone Secured Lending Fund, 3.63%, 01/15/26 (Call 12/15/25)	30	27,926
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	10	9,219
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	15	12,848
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27 (Call 11/15/26)	5	4,605
		142,787
Home Builders — 0.3%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	2	1,576
6.25%, 09/15/27 (Call 01/03/23)(a)	2	1,780
DR Horton Inc., 2.60%, 10/15/25 (Call 09/15/25)	10	9,328
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	5	4,901
4.75%, 11/29/27 (Call 05/29/27)	20	19,145
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	20	16,944
		53,674
Housewares — 0.0%
Newell Brands Inc., 6.00%, 04/01/46 (Call 10/01/45)	2	1,540

Insurance — 1.1%
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	13	12,275
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(c)	10	9,390

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	$10	$7,691
4.20%, 03/17/32 (Call 12/17/31)	10	8,757
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)(a)	10	9,361
3.85%, 04/05/29 (Call 02/05/29)(a)	20	18,206
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50 (Call 04/15/50)	15	10,357
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	10	8,090
5.63%, 08/16/32 (Call 05/16/32)(a)	10	9,398
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	10	7,693
3.40%, 06/15/30 (Call 03/15/30)	10	8,406
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	5	3,706
Markel Corp., 3.45%, 05/07/52 (Call 11/07/51)	10	6,809
Marsh & McLennan Companies Inc., 3.88%, 03/15/24 (Call 02/15/24)	10	9,864
MetLife Inc., 3.60%, 04/10/24	10	9,839
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	5	3,508
Prudential Financial Inc., 5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(c)	30	28,128
Willis North America Inc., 4.65%, 06/15/27 (Call 05/15/27)	20	19,424
		190,902
Internet — 0.4%
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	30	18,864
2.25%, 08/15/60 (Call 02/15/60)	10	6,052
Amazon.com Inc.
0.45%, 05/12/24	10	9,439
3.00%, 04/13/25	25	24,219
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 12/12/22)(a)	2	1,504
TripAdvisor Inc., 7.00%, 07/15/25 (Call 12/12/22)(a)	2	1,975
Uber Technologies Inc., 7.50%, 09/15/27 (Call 01/03/23)(a)	5	5,026
		67,079
Iron & Steel — 0.2%
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 01/03/23)	5	4,733
Mineral Resources Ltd.
8.13%, 05/01/27 (Call 01/03/23)(a)	3	3,037
8.50%, 05/01/30 (Call 05/01/25)(a)	5	5,100
Nucor Corp., 3.95%, 05/23/25	10	9,790
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(b)	2	1,951
		24,611
Leisure Time — 0.2%
Brunswick Corp., 0.85%, 08/18/24 (Call 01/03/23)	10	9,183
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)	5	4,213
10.50%, 02/01/26 (Call 08/01/23)(a)	4	4,048
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 02/15/24)(a)	4	3,561
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (Call 02/28/26)(a)	6	5,205
11.63%, 08/15/27 (Call 08/15/24)(a)	2	2,055
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	2	1,520
		29,785
Lodging — 0.3%
Hyatt Hotels Corp., 5.63%, 04/23/25 (Call 03/23/25)	10	9,959
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	10	10,162
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	20	18,781
Security	Par (000)	Value

Lodging (continued)
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)	$2	$1,621
6.63%, 07/31/26 (Call 04/30/26)(a)	3	2,939
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	4	3,840
		47,302
Machinery — 0.8%
Caterpillar Financial Services Corp.
0.60%, 09/13/24	20	18,617
4.90%, 01/17/25	35	35,113
John Deere Capital Corp.
1.25%, 01/10/25(b)	20	18,695
2.13%, 03/07/25	10	9,491
4.05%, 09/08/25	15	14,831
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	10	9,368
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	4	3,440
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	10	9,386
4.95%, 09/15/28 (Call 06/15/28)	20	19,211
		138,152
Manufacturing — 0.4%
3M Co., 2.65%, 04/15/25 (Call 03/15/25)	10	9,581
General Electric Co., 6.75%, 03/15/32	20	22,695
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	2	1,868
Parker-Hannifin Corp., 3.65%, 06/15/24	20	19,550
Teledyne Technologies Inc., 2.25%, 04/01/28 (Call 02/01/28)	15	12,933
		66,627
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34 (Call 01/15/28)(a)	6	4,674
4.50%, 06/01/33 (Call 06/01/27)(a)	2	1,587
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	25	24,607
Comcast Corp.
2.99%, 11/01/63 (Call 05/01/63)	10	6,326
3.38%, 02/15/25 (Call 11/15/24)	10	9,732
3.95%, 10/15/25 (Call 08/15/25)	10	9,829
5.25%, 11/07/25	15	15,256
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	4	3,670
Fox Corp.
4.03%, 01/25/24 (Call 12/25/23)	10	9,867
5.48%, 01/25/39 (Call 07/25/38)	20	18,418
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	2	1,713
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	5	4,276
Walt Disney Co. (The), 3.35%, 03/24/25	20	19,479
		129,434
Mining — 0.4%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(a)	5	4,695
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)	5	4,082
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)	3	2,976
Freeport-McMoRan Inc., 4.63%, 08/01/30 (Call 08/01/25)	5	4,567
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	3	2,926
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	10	9,134
Southern Copper Corp.
3.88%, 04/23/25	15	14,598
5.88%, 04/23/45	20	19,925
		62,903

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (Call 10/01/28)	$5	$4,231
3.57%, 12/01/31 (Call 09/01/31)	20	16,501
		20,732
Oil & Gas — 1.6%
Antero Resources Corp., 7.63%, 02/01/29 (Call 02/01/24)(a)	4	4,081
BP Capital Markets PLC, 4.38%, (Call 06/22/25)(c)	20	19,025
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)	5	4,918
3.85%, 06/01/27 (Call 03/01/27)	20	18,959
Chevron Corp., 1.55%, 05/11/25 (Call 04/11/25)	5	4,674
Chevron USA Inc., 0.69%, 08/12/25 (Call 07/12/25)	20	18,121
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	2	1,843
ConocoPhillips Co., 2.13%, 03/08/24 (Call 01/03/23)	10	9,677
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	25	22,982
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)(a)	10	9,436
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)	2	1,926
EQT Corp.
5.68%, 10/01/25 (Call 10/04/23)	15	14,959
6.13%, 02/01/25 (Call 01/01/25)	3	3,009
Exxon Mobil Corp., 2.99%, 03/19/25 (Call 02/19/25)	30	29,055
Gulfport Energy Operating Corp., 8.00%, 05/17/26 (Call 05/17/24)(a)	1	997
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	20	19,829
Matador Resources Co., 5.88%, 09/15/26 (Call 12/16/22)	5	4,952
Occidental Petroleum Corp., 7.88%, 09/15/31	3	3,285
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 02/15/23)(b)	4	3,651
Phillips 66
0.90%, 02/15/24 (Call 01/03/23)	10	9,530
4.90%, 10/01/46 (Call 04/01/46)(a)	5	4,531
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	5	4,770
3.25%, 05/11/25	5	4,858
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 01/03/23)	3	2,958
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	3	3,135
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	15	14,372
3.75%, 04/10/24	5	4,938
Valero Energy Corp., 6.63%, 06/15/37	15	16,158
		260,629
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 01/03/23)(a)	3	2,903
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 04/01/26 (Call 01/03/23)	5	4,787
6.88%, 09/01/27 (Call 01/03/23)	3	2,864
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)	3	2,877
		13,431
Packaging & Containers — 0.2%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	15	12,112
Berry Global Inc., 0.95%, 02/15/24 (Call 01/15/24)	10	9,496
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)	2	1,691
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)	15	14,460
		37,759
Security	Par (000)	Value

Pharmaceuticals — 2.6%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	$10	$9,579
3.60%, 05/14/25 (Call 02/14/25)	10	9,727
3.80%, 03/15/25 (Call 12/15/24)	30	29,350
4.25%, 11/14/28 (Call 08/14/28)	10	9,750
4.70%, 05/14/45 (Call 11/14/44)	15	13,824
AmerisourceBergen Corp., 2.70%, 03/15/31 (Call 12/15/30)	20	16,558
AstraZeneca PLC
3.38%, 11/16/25	25	24,220
6.45%, 09/15/37	15	17,089
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	20	19,534
3.70%, 06/06/27 (Call 03/06/27)	15	14,328
Bristol-Myers Squibb Co., 2.90%, 07/26/24 (Call 06/26/24)	15	14,589
Cardinal Health Inc., 3.08%, 06/15/24 (Call 04/15/24)	10	9,700
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	10	9,669
3.50%, 06/15/24 (Call 03/17/24)	10	9,784
4.38%, 10/15/28 (Call 07/15/28)	25	24,366
4.80%, 07/15/46 (Call 01/16/46)	15	13,621
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	30	29,481
4.10%, 03/25/25 (Call 01/25/25)	10	9,900
4.30%, 03/25/28 (Call 12/25/27)	20	19,442
4.78%, 03/25/38 (Call 09/25/37)	35	32,347
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	2	1,847
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	10	9,804
Johnson & Johnson, 2.25%, 09/01/50 (Call 03/01/50)	30	19,479
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	10	9,636
Novartis Capital Corp., 3.00%, 11/20/25 (Call 08/20/25)	15	14,473
Pfizer Inc., 0.80%, 05/28/25 (Call 04/28/25)	10	9,223
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	15	14,133
Zoetis Inc., 5.40%, 11/14/25 (Call 10/14/25)	15	15,227
		430,680
Pipelines — 2.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
5.75%, 03/01/27 (Call 12/16/22)(a)	3	2,865
Boardwalk Pipelines LP, 3.60%, 09/01/32 (Call 06/01/32)	10	8,386
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	40	40,189
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	35	34,469
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(a)	2	2,015
Enbridge Inc.
5.50%, 07/15/77 (Call 07/15/27), (3 mo. LIBOR US + 3.418%)(c)	20	17,538
6.25%, 03/01/78 (Call 03/01/28), (3 mo. LIBOR US + 3.641%)(c)	10	9,068
Energy Transfer LP, 4.25%, 04/01/24 (Call 01/01/24)	20	19,601
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	5	4,771
Enterprise Products Operating LLC
3.90%, 02/15/24 (Call 11/15/23)	10	9,833
4.85%, 03/15/44 (Call 09/15/43)	15	13,393
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(c)	20	16,238
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/23)(a)	2	1,822
Kinder Morgan Inc.
4.30%, 06/01/25 (Call 03/01/25)	5	4,926
4.30%, 03/01/28 (Call 12/01/27)	15	14,503

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	$25	$21,440
4.88%, 12/01/24 (Call 09/01/24)	10	9,914
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 03/31/23)(a)	4	3,866
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)(b)	5	4,229
3.40%, 09/01/29 (Call 06/01/29)	5	4,354
4.55%, 07/15/28 (Call 04/15/28)	20	19,010
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	10	9,846
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)	10	10,025
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	5	4,972
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	15	13,998
4.88%, 01/15/26 (Call 10/15/25)	10	9,937
7.63%, 01/15/39	10	11,654
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	15	16,128
Western Midstream Operating LP, 5.50%, 02/01/50 (Call 08/01/49)	3	2,445
Williams Companies Inc. (The)
4.00%, 09/15/25 (Call 06/15/25)	20	19,499
4.55%, 06/24/24 (Call 03/24/24)	5	4,948
6.30%, 04/15/40	10	10,365
		376,247
Real Estate — 0.0%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)(b)	3	2,866
WeWork Companies Inc., 7.88%, 05/01/25(a)	3	1,530
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(a)	2	882
		5,278
Real Estate Investment Trusts — 2.4%
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	5	4,130
2.40%, 03/15/25 (Call 02/15/25)	20	18,819
5.00%, 02/15/24	20	19,971
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	2	1,593
AvalonBay Communities Inc., 3.50%, 11/15/25 (Call 08/15/25)	15	14,361
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)	15	14,386
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)	10	9,593
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 12/12/22)(a)	5	4,807
Crown Castle Inc.
3.80%, 02/15/28 (Call 11/15/27)	5	4,664
4.45%, 02/15/26 (Call 11/15/25)	10	9,776
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	10	8,258
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	10	9,069
3.70%, 08/15/27 (Call 05/15/27)	5	4,664
Equinix Inc.
1.25%, 07/15/25 (Call 06/15/25)	10	9,032
2.15%, 07/15/30 (Call 04/15/30)	15	12,017
3.20%, 11/18/29 (Call 08/18/29)(b)	10	8,768
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	15	14,690
5.30%, 01/15/29 (Call 10/15/28)	20	18,803
Healthcare Realty Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)	30	22,787
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Healthpeak Properties Inc., 4.00%, 06/01/25 (Call 03/01/25)	$20	$19,490
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	15	14,360
Series I, 3.50%, 09/15/30 (Call 06/15/30)	15	12,520
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (Call 09/15/28)	10	8,272
4.15%, 04/15/32 (Call 01/15/32)	5	4,383
Iron Mountain Inc., 5.63%, 07/15/32 (Call 07/15/26)(a)	2	1,767
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK
Finance Co-Issuer, 5.88%, 10/01/28 (Call 10/01/23)(a)	5	4,630
Realty Income Corp., 4.63%, 11/01/25 (Call 09/01/25)	20	19,908
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(a)	2	1,676
Service Properties Trust, 4.35%, 10/01/24 (Call 09/01/24)	5	4,666
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	10	9,472
3.38%, 06/15/27 (Call 03/15/27)	10	9,380
Sun Communities Operating LP
2.70%, 07/15/31 (Call 04/15/31)	10	7,781
4.20%, 04/15/32 (Call 01/15/32)	10	8,628
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.50%, 02/15/29 (Call 02/15/24)(a)	3	2,197
VICI Properties LP, 4.75%, 02/15/28 (Call 01/15/28)	30	28,280
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	5	4,880
4.25%, 04/15/28 (Call 01/15/28)	20	18,925
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	10	9,171
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)	10	7,951
XHR LP, 6.38%, 08/15/25 (Call 12/12/22)(a)	2	1,947
		410,472
Retail — 1.2%
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)	2	1,589
Bath & Body Works Inc., 6.88%, 11/01/35	5	4,525
Carvana Co., 5.50%, 04/15/27 (Call 04/15/24)(a)(b)	3	1,077
Dave & Buster's Inc., 7.63%, 11/01/25 (Call 01/03/23)(a)	2	2,010
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	5	4,539
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	10	9,798
4.20%, 05/15/28 (Call 02/15/28)	20	19,102
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(a)	4	3,520
Gap Inc. (The), 3.63%, 10/01/29 (Call 10/01/24)(a)	2	1,536
Genuine Parts Co., 1.75%, 02/01/25 (Call 02/01/23)	10	9,332
Home Depot Inc. (The), 2.70%, 04/15/25 (Call 03/15/25)	10	9,611
Lowe's Companies Inc.
4.00%, 04/15/25 (Call 03/15/25)	10	9,856
4.50%, 04/15/30 (Call 01/15/30)	5	4,865
McDonald's Corp.
3.30%, 07/01/25 (Call 06/01/25)	10	9,726
4.88%, 12/09/45 (Call 06/09/45)	5	4,700
O'Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	5	4,752
QVC Inc., 4.75%, 02/15/27 (Call 11/15/26)	3	2,252
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	25	24,886
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)	10	9,510
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	15	14,363
3.80%, 11/18/24 (Call 08/18/24)	20	19,621
4.80%, 11/18/44 (Call 05/18/44)	10	8,555
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	20	14,934
3.55%, 06/26/25 (Call 04/26/25)	10	9,865
		204,524

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors — 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	$10	$9,467
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	10	9,515
4.15%, 11/15/30 (Call 08/15/30)	15	13,472
4.75%, 04/15/29 (Call 01/15/29)	10	9,577
5.00%, 04/15/30 (Call 01/15/30)	5	4,789
Intel Corp., 3.40%, 03/25/25 (Call 02/25/25)	20	19,517
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	10	8,485
2.95%, 04/15/31 (Call 01/15/31)	15	12,257
Microchip Technology Inc.
0.97%, 02/15/24.	10	9,462
4.25%, 09/01/25 (Call 01/03/23)	35	34,047
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	15	13,859
NVIDIA Corp., 0.58%, 06/14/24 (Call 06/14/23)	10	9,401
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)	10	10,033
Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(a)	10	9,164
4.38%, 10/15/29 (Call 10/15/24)	15	13,311
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	10	9,769
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	10	8,732
3.00%, 06/01/31 (Call 03/01/31)	5	3,914
		208,771
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	15	12,462
3.84%, 05/01/25 (Call 04/01/25)	10	9,645
		22,107
Software — 1.8%
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	10	8,534
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	5	4,813
3.20%, 07/01/26 (Call 05/01/26)	10	9,414
3.50%, 07/01/29 (Call 04/01/29)	5	4,509
3.85%, 06/01/25 (Call 03/01/25)	25	24,265
4.20%, 10/01/28 (Call 07/01/28)	15	14,315
Microsoft Corp., 2.70%, 02/12/25 (Call 11/12/24).	30	29,072
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	30	28,376
2.95%, 11/15/24 (Call 09/15/24)	30	28,866
2.95%, 04/01/30 (Call 01/01/30)	20	17,164
4.30%, 07/08/34 (Call 01/08/34)	20	17,717
5.38%, 07/15/40.	15	13,859
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)	3	2,056
5.38%, 12/01/28 (Call 12/01/23)(a)	2	912
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	10	8,995
4.20%, 09/15/28 (Call 06/15/28)	15	14,482
Take-Two Interactive Software Inc., 3.55%, 04/14/25	35	33,750
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	20	18,820
4.50%, 05/15/25 (Call 04/15/25)	15	14,844
		294,763
Telecommunications — 1.8%
AT&T Inc.
0.90%, 03/25/24 (Call 12/12/22)	10	9,493
Security	Par (000)	Value

Telecommunications (continued)
4.25%, 03/01/27 (Call 12/01/26)	$15	$14,726
4.35%, 03/01/29 (Call 12/01/28)	5	4,798
4.85%, 03/01/39 (Call 09/01/38)	20	18,326
5.15%, 02/15/50 (Call 08/14/49)	10	9,197
5.65%, 02/15/47 (Call 08/15/46)	10	9,958
CommScope Inc., 8.25%, 03/01/27 (Call 01/03/23)(a)	3	2,575
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	15	17,874
Embarq Corp., 8.00%, 06/01/36	6	2,549

Frontier Communications Holdings LLC, 5.00%, 05/01/28 (Call 05/01/24)(a)	5	4,450
Hughes Satellite Systems Corp., 6.63%, 08/01/26	5	4,648
Lumen Technologies Inc., 5.38%, 06/15/29 (Call 06/15/24)(a)	2	1,413
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	5	3,943
4.60%, 05/23/29 (Call 02/23/29)	20	19,030
7.50%, 05/15/25.	10	10,346
Orange SA, 9.00%, 03/01/31	15	18,563
Sprint Capital Corp., 8.75%, 03/15/32	2	2,391
Sprint LLC, 7.63%, 02/15/25 (Call 11/15/24)	3	3,108
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)	20	16,583
3.50%, 04/15/25 (Call 03/15/25)	6	5,809
3.75%, 04/15/27 (Call 02/15/27)	25	23,681
3.88%, 04/15/30 (Call 01/15/30)	10	9,184
4.38%, 04/15/40 (Call 10/15/39)	10	8,698
Verizon Communications Inc.
0.75%, 03/22/24	10	9,507
0.85%, 11/20/25 (Call 10/20/25)	10	8,974
5.25%, 03/16/37	25	24,862
Vodafone Group PLC
4.13%, 05/30/25	10	9,871
6.15%, 02/27/37	25	25,407
		299,964
Toys, Games & Hobbies — 0.2%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	25	23,921
3.90%, 11/19/29 (Call 08/19/29)	15	13,528
		37,449
Transportation — 0.5%

Burlington Northern Santa Fe LLC, 3.75%, 04/01/24 (Call 01/01/24)	10	9,868
Canadian Pacific Railway Co., 1.35%, 12/02/24 (Call 01/03/23)	20	18,624
Ryder System Inc., 3.65%, 03/18/24 (Call 02/18/24)	10	9,790
Union Pacific Corp.
3.75%, 07/15/25 (Call 05/15/25)	10	9,829
3.75%, 02/05/70 (Call 08/05/69)	15	11,158
United Parcel Service Inc.
3.90%, 04/01/25 (Call 03/01/25)	10	9,867
6.20%, 01/15/38	10	11,298
		80,434
Total Corporate Bonds & Notes — 49.0%
(Cost: $8,469,097)		8,260,426

U.S Government & Agency Obligations

Mortgage-Backed Securities — 26.6%
Federal National Mortgage Association
1.50%, 12/15/37(e)	42	37,137
2.00%, 12/15/37(e)	208	186,761

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 12/16/35(e)	$125	$115,488
Freddie Mac Multifamily Structured Pass Through Certificates
Series K043, Class A2, 3.06%, 12/25/24 (Call 01/25/25)	50	48,364
Series K081, Class A2, 3.90%, 08/25/28 (Call 12/25/28)(c)	30	29,313
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	16	13,204
Series K123, Class A2, 1.62%, 12/25/30	47	37,956
Government National Mortgage Association
2.00%, 12/20/52(e)	250	212,734
2.50%, 12/20/52(e)	250	219,687
3.00%, 08/20/51	49	44,946
3.00%, 02/20/52	75	67,741
3.00%, 12/20/52(e)	75	67,731
3.50%, 12/20/52(e)	125	116,035
4.00%, 12/20/52(e)	75	71,587
4.50%, 08/20/52	29	28,275
4.50%, 12/20/52(e)	71	69,538
5.00%, 12/20/52(e)	25	24,977
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	3	2,740
1.50%, 02/01/37	66	57,925
1.50%, 03/01/37	49	43,715
1.50%, 07/01/51	21	16,178
1.50%, 11/01/51	25	19,355
1.50%, 12/13/52(e)	25	19,474
2.00%, 11/01/35	72	64,758
2.00%, 08/01/50	309	255,523
2.00%, 10/01/50	27	22,073
2.00%, 12/01/51	24	20,244
2.00%, 02/01/52	27	22,218
2.00%, 03/01/52	485	400,001
2.00%, 12/13/52(e)	119	98,012
2.50%, 09/01/51	178	153,333
2.50%, 11/01/51	45	39,068
2.50%, 01/01/52	187	160,026
2.50%, 12/13/52(e)	350	299,387
3.00%, 12/15/37(e)	125	117,631
3.00%, 12/13/52(e)	400	353,980
3.50%, 12/15/37(e)	25	24,018
3.50%, 12/13/52(e)	350	320,359
4.00%, 05/01/52	28	26,107
4.00%, 12/13/52(e)	272	257,199
4.50%, 12/13/52(e)	175	170,324
5.00%, 12/13/52(e)	75	74,625
5.50%, 12/13/52(e)	50	50,568
		4,480,315
U.S. Government Obligations — 20.8%
U.S. Treasury Note/Bond
0.63%, 05/15/30	260	208,975
1.13%, 08/15/40	310	196,886
1.25%, 08/15/31	300	246,961
1.25%, 05/15/50	190	105,984
1.38%, 11/15/31	300	248,121
1.38%, 11/15/40	325	215,528
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.38%, 08/15/50	$400	$230,688
1.63%, 11/15/50	390	240,886
1.75%, 08/15/41	270	188,367
1.88%, 02/15/32	350	301,383
1.88%, 02/15/41	235	169,824
1.88%, 02/15/51	200	131,875
1.88%, 11/15/51	150	98,643
2.25%, 08/15/46	100	72,621
2.50%, 02/15/45	270	208,164
2.50%, 02/15/46	100	76,617
2.50%, 05/15/46	100	76,488
2.75%, 08/15/32	215	199,144
2.88%, 05/15/43	60	50,168
2.88%, 08/15/45	50	41,166
3.00%, 11/15/44	70	59,161
3.13%, 08/15/44	50	43,213
6.25%, 05/15/30	75	87,050
		3,497,913
Total U.S. Government & Agency Obligations — 47.4%
(Cost: $8,953,877)		7,978,228

Total Long-Term Investments — 97.5%
(Cost: $17,636,353)		16,418,234

Short-Term Securities

Money Market Funds — 18.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(f)(g)	2,983	2,983,377
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(f)(g)(h)	167	166,957

Total Short-Term Securities — 18.7%
(Cost: $3,150,022)		3,150,334

Total Investments in Securities — 116.2%
(Cost: $20,786,375)		19,568,568

Liabilities in Excess of Other Assets — (16.2)%		(2,723,415)

Net Assets — 100.0%		$16,845,153

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	Represents or includes a TBA transaction.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,283,613	$—		$(1,299,644	)(a)	$(1,404)	$812	$2,983,377	2,983	$43,739		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	119,800	47,157	(a)	—		—	—	166,957	167	100,000	(b)	—
						$(1,404)	$812	$3,150,334		$143,739		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$179,580	$—	$179,580
Corporate Bonds & Notes	—	8,260,426	—	8,260,426
U.S. Government & Agency Obligations	—	7,978,228	—	7,978,228
Money Market Funds	3,150,334	—	—	3,150,334
	3,150,334	16,418,234	—	19,568,568

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate